Long-Term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Principal Payments [Abstract]
July to December 2014	$ 60,657
2015	225,892
2016	226,776
2017	183,785
2018	300,231
2019 and thereafter	365,119
Total	$ 1,362,460	$ 1,380,298